UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04529 )

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%)(a)

	Rating(RAT)	Principal amount	Value

Michigan (90.9%)
Adrian, City School Dist. G.O. Bonds, FSA, Q-SBLF,
4 1/2s, 5/1/26	Aaa	$2,215,000	$2,256,509
Ann Arbor, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5s,
3/1/15	Aaa	1,315,000	1,432,298
Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.),
MBIA, 5s, 5/1/19	Aaa	1,675,000	1,813,523
Clarkston, Cmnty. Schools G.O. Bonds, MBIA, 5s, 5/1/17	Aaa	1,500,000	1,635,600
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds
(Dev. Area No. 1), Ser. A, MBIA, 4 3/4s, 7/1/25	Aaa	1,500,000	1,514,070
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.191s, 7/1/32	Aaa	375,000	376,301
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.66s, 7/1/33	VMIG1	4,700,000	4,700,000
Detroit, Wtr. Supply Syst. Rev. Bonds (Sr. Lien), Ser.
A, MBIA, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	2,480,000	2,702,084
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC,
5 1/4s, 2/1/27	Aaa	3,065,000	3,143,127
Ecorse, Pub. School Dist. G.O. Bonds, FSA, Q-SBLF
5s, 5/1/13	Aaa	1,700,000	1,826,395
5s, 5/1/12	Aaa	1,650,000	1,756,145
Fenton, Area Pub. Schools G.O. Bonds (School Bldg. &
Site), MBIA, Q-SBLF, 5s, 5/1/23	Aaa	1,950,000	2,102,822
Fraser, Pub. School Dist. G.O. Bonds (School Bldg. &
Site), FSA, 5s, 5/1/24	Aaa	1,000,000	1,074,720
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	675,000	687,960
Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), FGIC, 5s, 5/1/21	Aaa	2,000,000	2,139,980
Grand Rapids, Rev. Bonds (San. Swr. Sys.), MBIA
5s, 1/1/21	Aaa	500,000	539,475
5s, 1/1/20	Aaa	500,000	540,215
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF
5 1/8s, 5/1/31	AA	1,160,000	1,212,606
5 1/8s, 5/1/31 (Prerefunded)	AA	1,030,000	1,088,041
Hartland, Cons. School Dist. G.O. Bonds, FGIC, 6s,
5/1/18 (Prerefunded)	Aaa	1,500,000	1,605,465
Huron, School Dist. G.O. Bonds
Q-SBLF, FSA, 5 5/8s, 5/1/15 (Prerefunded)	Aaa	325,000	349,785
Q-SBLF, FSA, U.S. Govt Coll., 5 5/8s, 5/1/15
(Prerefunded)	Aaa	675,000	726,476
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, FGIC,
5.244s, 6/1/11 (Prerefunded)	Aaa	7,000,000	7,031,990
Kalamazoo, Pub. Schools G.O. Bonds, FSA, 4 5/8s, 5/1/26	Aaa	1,000,000	1,034,280
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.),
Ser. A, MBIA, 5 1/2s, 1/15/16 (Prerefunded)	AAA	1,450,000	1,569,567
Lansing, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5 3/8s,
6/1/20	AAA	1,035,000	1,129,527
Lincoln, Cons. School Dist. G.O. Bonds, MBIA, 5s,
5/1/20	AAA	1,970,000	2,136,977
Manistee, Area School Dist. G.O. Bonds, FGIC, 5 3/4s,
5/1/19 (Prerefunded)	Aaa	800,000	835,328
Meridian , Pub. School Dist. G.O. Bonds (School Bldg.
& Site), MBIA, 5s, 5/1/31	Aaa	2,500,000	2,685,975
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB	1,000,000	1,069,070
(Kalamazoo College), 5s, 12/1/20	A1	250,000	260,998
MI Muni. Board Auth. Rev. Bonds
(State Clean Wtr. Revolving Fund), 5s, 10/1/23	Aaa	2,500,000	2,715,775
(State Clean Wtr. Revolving Fund), 5s, 10/1/22	Aaa	1,000,000	1,087,980
(Drinking Wtr. Revolving Fund), 5s, 10/1/14	Aaa	1,500,000	1,628,745
MI Muni. Bond Auth. Rev. Bonds (Drinking Wtr.
Revolving Fund), 5 1/2s, 10/1/18 (Prerefunded)	Aaa	1,000,000	1,055,370
MI State Bldg. Auth. Rev. Bonds (Fac. Program), Ser.
I, 4 3/4s, 10/15/25	Aa3	1,645,000	1,651,514
MI State Comprehensive Trans. Rev. Bonds, Ser. B, FSA,
5 1/4s, 5/15/11	Aaa	1,475,000	1,568,884
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,000,000	1,093,320
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,000,000	1,089,810
(Sparrow Hosp.), 5 1/2s, 11/15/21	A1	655,000	701,780
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,080,160
(Chelsea Cmnty. Hosp.), 5 3/8s, 5/15/19	BBB	1,000,000	1,018,540
Ser. A, 5s, 4/15/26	A1	730,000	768,150
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,200,000	1,197,576
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	550,000	558,234
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aaa	1,500,000	1,980,765
(Worthington Armstrong Venture), U.S. Govt. Coll.,
5 3/4s, 10/1/22 (Prerefunded)	AAA/P	3,000,000	3,486,240
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/30	Aaa	1,000,000	1,038,770
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	528,475
Mount Clemens Cmnty. School Dist. Rev. Bonds (School
Bldg. & Site), Q-SBLF, 5 1/2s, 5/1/18 (Prerefunded)	Aa2	1,350,000	1,457,177
New Haven, Cmnty. Schools G.O. Bonds (School Bldg. &
Site), FSA, 5s, 5/1/20	Aaa	2,000,000	2,169,520
Otsego, Pub. School Dist. G.O. Bonds (School Bldg. &
Site), FSA, Q-SBLF, 5s, 5/1/27 (Prerefunded)	AAA	1,600,000	1,732,784
Pennfield, School Dist. G.O. Bonds (School Bldg. &
Site), FGIC, 5s, 5/1/26	Aaa	1,000,000	1,061,640
Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28	Aaa	2,000,000	2,123,280
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s,
6/1/31	BB+	750,000	802,380
Rochester Cmnty. School Dist. G.O. Bonds, Ser. II,
Q-SBLF, 5 1/2s, 5/1/21 (Prerefunded)	Aa2	1,400,000	1,511,146
Romulus, Township Cmnty. Schools G.O. Bonds, Q-SBLF,
5s, 5/1/11	Aa2	1,015,000	1,065,344
Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), FSA, 5s, 5/1/21	Aaa	1,500,000	1,624,740
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, MBIA, 5 1/4s, 11/15/35	Aaa	1,000,000	1,046,850
St. Clair Cnty., G.O. Bonds, AMBAC, 5s, 4/1/21	AAA	1,000,000	1,069,300
Warren Cons. School Dist. G.O. Bonds, Q-SBLF, 5s,
5/1/12	Aa2	1,370,000	1,452,173
Wayland, Unified School Dist. Rev. Bonds, FGIC,
Q-SBLF, 8s, 5/1/10	Aaa	2,000,000	2,174,000
Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 6s,
6/1/08	Aaa	2,405,000	2,441,910
West Bloomfield, School Dist. G.O. Bonds (School Bldg.
& Site)
MBIA, 5 5/8s, 5/1/16 (Prerefunded)	Aaa	1,000,000	1,076,260
FSA, 5s, 5/1/24 (Prerefunded)	Aaa	1,325,000	1,434,962
Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10	Aaa	1,120,000	1,169,896
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF
5s, 5/1/28 (Prerefunded)	Aaa	1,875,000	2,013,338
5s, 5/1/28	Aaa	125,000	132,174
Zeeland, Pub. Schools G.O. Bonds (School Bldg. &
Site), MBIA, 5s, 5/1/27	Aaa	1,425,000	1,514,661
			106,300,932

Puerto Rico (8.2%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	695,000	724,802
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 3/4s, 7/1/26 (Prerefunded)	Aaa	2,500,000	2,663,525
Ser. A, 5 1/4s, 7/1/30	BBB	550,000	599,005
Ser. B, 5 1/4s, 7/1/16	BBB	500,000	549,435
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	BBB	250,000	269,225
PR Elec. Pwr. Auth. Rev. Bonds, Ser. HH, FSA, 5 1/4s,
7/1/29	Aaa	3,000,000	3,183,090
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,526,826
			9,515,908

TOTAL INVESTMENTS

Total investments (cost $111,454,703) (b)			$115,816,840

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
$2,600,000	(E)	5/23/12	3 month USD-LIBOR-BBA	4.923%	$(4,888)

4,000,000	(E)	5/23/12	3.422%	U.S. Bond Market
				Association Municipal Swap
				Index	960

JPMorgan Chase Bank, N.A.
3,445,000	(E)	11/8/11	3 month USD-LIBOR-BBA	5.036%	8,406

5,300,000	(E)	11/8/11	3.488%	U.S. Bond Market
				Association Municipal Swap
				Index	(16,416)

Morgan Stanley Capital Services, Inc.
3,000,000	(E)	11/16/11	3.4695%	U.S. Bond Market
				Association Municipal Swap
				Index	(16,220)

Total					$(28,158)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $116,891,385.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $111,454,703, resulting in gross unrealized appreciation and depreciation of $4,386,486 and $24,349, respectively, or net unrealized appreciation of $4,362,137.

The rates shown on VRDN and Floating Rate Notes (FRN) are the current interest rates at February 28, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

Utilities & power	19.7%
Health care	14.2

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

MBIA	24.4%
FSA	20.2
FGIC	20.0

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred.  Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007